Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity U.S. Multifactor ETF - Fidelity U.S. Multifactor ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 15, 2020
Annual Return 2021	29.39%
Annual Return 2022	(10.90%)
Annual Return 2023	18.10%